Long-term debt, short-term borrowings, interest and other, net (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Components of long-term debt	Long-term debt consists of the following (amounts for bonds represent carrying amount, not the principle amount):

Year ended December 31 (€, in millions)	2024	2025
€1,000 million 1.375% senior notes issued July 2016 and principal due July 7th 2026 interest annually payable on July 7th	967.7	991.3
€750 million 1.625% senior notes issued November 2016 and principal due May 28th 2027 interest annually payable on May 28th	720.1	731.5
€750 million 0.250% senior notes issued February 2020 and principal due February 25th 2030 interest annually payable on February 25th	744.8	745.8
€750 million 0.625% senior notes issued May 2020 and principal due May 7th 2029 interest annually payable on May 7th	748.3	748.7
€500 million 2.250% senior notes issued May 2022 and principal due May 17th 2032 interest annually payable on May 17th	478.2	465.5
€1,000 million 3.500% senior notes issued June 2023 and principal due December 6th 2025 interest annually payable on December 6th	1,010.3	—
Debt acquired from Berliner Glas (ASML Berlin GmbH)	18.2	16.4
Long-term debt	4,687.6	3,699.2
Less: current portion of long-term debt	1,010.3	990.2
Non-current portion of long-term debt	3,677.3	2,709.0

Principal repayments and other borrowing arrangements	Our obligations to make principal repayments under our senior notes, short-term borrowings and other borrowing arrangements excluding interest expense as of December 31, 2025, are as follows:

€, in millions	Amount
2026	1,694.8
2027	751.8
2028	1.8
2029	751.8
2030	751.8
Thereafter	507.3
Total debt maturities	4,459.3

Summary of carrying amount of outstanding eurobonds and fair value of interest rate swaps	The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

Year ended December 31 (€, in millions)	2024	2025
Amortized cost amount	4,736.9	3,740.3
Fair value interest rate swaps[1]	(67.5)	(57.5)
Carrying amount	4,669.4	3,682.8
1.The fair value of the interest rate swaps excludes accrued interest.
Estimated fair value of eurobonds	The following table summarizes the estimated fair value of our Eurobonds:

Year ended December 31 (€, in millions)	2024	2025
Principal amount	4,750.0	3,750.0
Carrying amount	4,669.4	3,682.8
Fair value[1]	4,561.8	3,590.8
1.Source: Bloomberg Finance LP.